Other assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other assets
11.	Other assets

	12.31.2022	12.31.2021
Taxes recoverable (i)	141.6	105.0
Prepaid expenses	69.6	36.2
Other debtors (ii)	65.4	73.7
Loan with a joint operation	26.8	25.7
Court-mandated escrow deposits (iii)	26.7	24.9
Advances to employees	15.0	19.6
Advances for services to be rendered	9.2	13.7
Guarantee deposits	6.8	3.0
Collateralized accounts receivable	5.8	9.9
Others	14.6	10.6

	381.5	322.3

Current portion	246.3	194.3
Non-current portion	135.2	128.0

(i)	Taxes recoverable

	12.31.2022	12.31.2021
ICMS (State Value-added Tax) and IPI (Excise Tax)	56.6	59.5
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	63.2	27.6
Value added tax	7.4	6.2
Income tax and social security on net income withheld	6.2	5.6
Advance service tax (ISS- Service tax)	5.4	4.4
Others	2.8	1.7

	141.6	105.0

Current portion	76.7	37.4
Non-current portion	64.9	67.6
In
2022, the Company recognized the amount of US$ 38.8 referring to extemporaneous PIS and COFINS credits related to the nationalization (payment of taxes) of goods imported under the RECOF (Special Tax Regime).

(ii)
Corresponds mainly to rework done on materials and parts received from suppliers, which will be reimbursed in cash by the supplier or through credits granted that can be used to offset trade accounts payable when requested by the Company and approved by the supplier.

(iii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions, in which there is a liability recorded Note 24.